Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ 2,624	¥ 4,707	¥ (7,623)
Prior service cost arising during period, net	121
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,644)	(1,497)	(2,190)
Amortization of transition obligation	(125)	(125)	(125)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 2,883	¥ 4,992	¥ (8,031)